Note to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Cash (used in)/generated from operations
Cash generated from/(used in) operations is as follows:

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Profit/(loss) before income tax	$1,868	$2,033	$(1,507)
Adjustments for:
Interest income	(20)	(38)	(11)
Interest and other finance costs	203	265	261
Depreciation and amortization	655	706	684
Amortization of deferred financing costs	22	15	17
Amortization of deferred rent	15	13	9
Amortization of other assets	3	3	3
Loss on disposal of property and equipment, investment properties and intangible assets	131	16	39
Impairment loss on property and equipment	—	65	—
Loss on modification or early retirement of debt	81	—	—
Provision for expected credit losses, net	9	24	52
Equity-settled share-based compensation expense, net of amounts capitalized	13	13	9
Net foreign exchange gains	(5)	(34)	(18)
Changes in working capital:
Other assets	(1)	(5)	—
Inventories	1	(2)	2
Trade and other receivables and prepayments	(180)	(65)	216
Trade and other payables	260	(191)	(567)
Cash generated from/(used in) operations	$3,055	$2,818	$(811)